Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries
As of March 31, 2022, the Company’s major subsidiaries, consolidated VIEs and VIE’s subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries:
Meili Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs :
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated
The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of March 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	163,376	213,094
Restricted cash	808	809
Short-term investments	60,000	—
Inventories, net	104	64
Loan receivables, net	99,965	26,788
Prepayments and other current assets	57,385	34,137
Amounts due from non-VIE subsidiaries of the Company (1)	312,410	76,920
Amounts due from related parties	5	—
Property, equipment and software, net	1,901	1,238
Intangible assets, net	59,910	43,104
Goodwill	928	63,460
Investments	42,101	34,331
Other non-current assets	160,675	212,613

Total assets	959,568	706,558

	As of March 31,
	2021	2022
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company (2)	1,381,497	1,405,464
Accounts payable	721	552
Salaries and welfare payable	579	4,464
Advances from customers	77	89
Taxes payable	694	1,656
Amounts due to related parties	1,329	1,331
Accruals and other current liabilities	258,077	217,527
Deferred tax liabilities	16,118	10,704

Total liabilities	1,659,092	1,641,787

Total shareholders’ deficit	(699,524)	(935,229)

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2021 and 2022 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury management purpose and service charge.
Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2021 and 2022 mainly represented the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Third-party revenues	94,829	85,012	69,793
Inter-company revenues	42,749	25,679	31,816
Third-party costs and expenses	(120,913)	(95,454)	(187,958)
Inter-company costs and expenses (3)	(28,733)	(32,490)	(15,779)
Third-party other operating income	1,793	5,983	2,415
Inter-company other operating income/(loss)	6,915	—	(197,698)
(Expense)/income from non-operations	(2,076)	8,197	12,750

Loss before income tax benefit	(5,436)	(3,073)	(284,661)
Add: Income tax benefit	1,343	4,794	14,689

Net (loss)/profit	(4,093)	1,721	(269,972)

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Inter-company payment for service charge	—	(39,859)	(40,409)
Other operating activities with non-VIE subsidiaries (4)	196,796	68,317	131,050
Operating activities with external parties	(10,085)	(3,132)	(69,065)
Net cash provided by operating activities	186,711	25,326	21,576
Net cash (used in)/provided by investing activities	(38,652)	(202,312)	28,143
Net cash provided by financing activities	960	—	—
Net increase/(decrease) in cash and cash equivalents and restricted cash	149,019	(176,986)	49,719
Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.
Note 4: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purpose and service fees charged by the VIEs to the Group’s non-VIE subsidiaries.